AMERICAN INDEPENDENCE FUNDS TRUST

230 Park Avenue, Suite 534

New York, NY 10169

(212) 488-1331

April 8, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:      The American Independence Funds Trust

            SEC File Numbers: 811-21757; 333-124214

Dear Sir:

On behalf of the American Independence Funds Trust (the “Trust”), we are filing the Definitive Proxy Statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. Shareholders of the American Independence Boyd Watterson Short-Term Enhanced Bond Fund, as series of the Trust (the “Fund”), are being asked to approve the following proposal:

1.      Approval of a New Investment Sub-Advisory Agreement between American Independence and Boyd Watterson Asset Management, LLC on behalf of the Fund.

Included with this filing is a Correspondence letter responding to your comments to the Preliminary Proxy that was filed on March 26, 2014 (Accession No. 0001324443-14-000053).

Please do not hesitate to contact me at 646-747-3477 should you have any questions pertaining to this filing.

                                                                                                Very truly yours,

                                                                                                /s/ Eric M. Rubin                                                                                                                                  Eric M. Rubin

                                                                                                President

American Independence Funds Trust

enclosures